Capital stock (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of classes of share capital [abstract]
Schedule of outstanding shares
For the fiscal years 2022 and 2021, the number of issued and outstanding Class A subordinate voting shares and Class B multiple voting shares varied as follows:

Class A subordinate voting shares			Class B multiple voting shares			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2020	230,690,875	1,721,491	28,945,706	40,382	259,636,581	1,761,873
Release of shares held in trusts[1]	—	7,150	—	—	—	7,150
Issued upon exercise of stock options[2]	1,290,919	73,827	—	—	1,290,919	73,827
Purchased and cancelled[3]	(15,310,465)	(177,560)	—	—	(15,310,465)	(177,560)
Purchased and not cancelled[3]	—	(1,181)	—	—	—	(1,181)
Purchased and held in trusts[4]	—	(31,404)	—	—	—	(31,404)
Conversion of shares[5]	2,500,000	3,488	(2,500,000)	(3,488)	—	—
As at September 30, 2021	219,171,329	1,595,811	26,445,706	36,894	245,617,035	1,632,705
Release of shares held in trusts[1]	—	15,821	—	—	—	15,821
Issued upon exercise of stock options[2]	941,059	50,236	—	—	941,059	50,236
Purchased and cancelled[3]	(8,809,839)	(134,409)	—	—	(8,809,839)	(134,409)
Purchased and not cancelled[3]	—	(881)	—	—	—	(881)
Purchased and held in trusts[4]	—	(70,303)	—	—	—	(70,303)
As at September 30, 2022	211,302,549	1,456,275	26,445,706	36,894	237,748,255	1,493,169
[1] During the year ended September 30, 2022, 235,441 shares held in trust were released (119,108 during the year ended September 30, 2021) with a recorded value of $15,821,000 ($7,150,000 during the year ended September 30, 2021) that was removed from contributed surplus. As at September 30, 2022, $1,841,709 Class A subordinate voting shares were held in trusts under the PSU plans (1,433,521 as at September 30, 2021).
[2]    The carrying value of Class A subordinate voting shares includes $8,549,000 ($12,773,000 during the year ended September 30, 2021), which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year ended September 30, 2022.
3    On February 1, 2022, the Company’s Board of Directors authorized and subsequently received the regulatory approval from the Toronto Stock Exchange (TSX), for the renewal of the Normal Course Issuer Bid (NCIB) for the purchase for cancellation of up to 18,781,981 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares are available for purchase for cancellation commencing on February 6, 2022 until no later than February 5, 2023, or on such earlier date when the Company has either acquired the maximum number of Class A subordinate voting shares allowable under the NCIB or elects to terminate the bid.
During the year ended September 30, 2022, the Company purchased for cancellation 4,907,073 Class A subordinate voting shares from the Caisse de dépôt et placement du Québec, in two separate transactions on March 1, 2022 and August 1, 2022, for total aggregate cash consideration of $500,000,000 (4,204,865 and $400,000,000, respectively during the year ended September 30, 2021). The excess of the purchase price over the carrying value in the amount of $395,026,000 was charged to retained earnings ($310,048,000 during the year ended September 30, 2021). The purchases were made pursuant to two exemption orders issued by the Autorité des marchés financiers and are considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.

1 In addition, during the year ended September 30, 2022, the Company purchased for cancellation 3,866,171 Class A subordinate voting shares (11,255,600 during the year ended September 30, 2021) under its previous and current NCIB for a cash consideration of $408,656,000 ($1,119,226,000 during the year ended September 30, 2021) and the excess of the purchase price over the carrying value in the amount of $378,340,000 ($1,030,437,000 during the year ended September 30, 2021) was charged to retained earnings. Of the purchased Class A subordinate voting shares, 113,405 shares with a carrying value of $881,000 and a purchase value of $11,670,000 were held by the Company and were paid and cancelled subsequent to September 30, 2022.
1 As of September 30, 2021, 150,000 Class A subordinate voting shares purchased for cancellation, for a cash consideration of $16,402,000 and with a carrying value of $1,181,000, were held by the Company and were paid and cancelled during the year ended September 30, 2022.
[4] During the year ended September 30, 2022, the trustees, in accordance with the terms of the PSU plans and Trust Agreements, purchased 643,629 Class A subordinate voting shares of the Company on the open market (309,606 during the year ended September 30, 2021) for a cash consideration of $70,303,000 ($31,404,000 during the year ended September 30, 2021).
5     On March 1, 2021, the Co-founder and Advisor to the Executive Chairman of the Board of the Company, also a related party of the Company, converted a total of 2,500,000 Class B multiple voting shares into 2,500,000 Class A subordinate voting shares.